Summary of Significant Accounting Policies (Tables)	6 Months Ended			8 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Summary of Property Plant And Equipment Abstract
Property and equipment, net consisted of the following:

	July 31, 2021	January 31, 2021
Computer equipment	$4,762	$1,642
Less: accumulated depreciation	(668)	(5)

Property and equipment, net	$4,094	$1,637

Property and equipment, net consisted of the following:

	September 30, 2021	January 31, 2021
Computer equipment	$23,761	$1,642
Construction-in-progress	108,118	—
Less: accumulated depreciation	(1,427)	(5)

Property and equipment, net	$130,451	$1,637

GOOD WORKS ACQUISITION CORP. [Member]
Schedule of fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed consolidated balance sheet as of June 30, 2021 and the balance sheet as of December 31, 2020. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values as of June 30, 2021 and December 31, 2020 due to the short maturities of such instruments.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$170,032,591	$—	$—	$170,032,591

	$170,032,591	$—	$—	$170,032,591

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Private stock warrant liabilities	$—	$—	$199,402	$199,402

	$—	$—	$199,402	$199,402

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,027,139	—	—	170,027,139

	$170,027,342	$—	$—	$170,027,342

Liabilities:
Private stock warrant liabilities	$—	$—	$123,070	$123,070

	$—	$—	$123,070	$123,070

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Money Market held in Trust Account	$203	$—	$—	$203
U.S. Treasury Securities held in Trust Account	170,027,139	—	—	170,027,139

	$170,027,342	$—	$—	$170,027,342

Liabilities:
Private stock warrant liabilities (Restated)	$—	$—	$123,070	$123,070
	$—	$—	$123,070	$123,070

Schedule of estimated fair value of public warrants was determined by public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs

	As of December 31, 2020	As of June 30 2021
Exercise price	$11.50	$11.50
Stock price	9.95	9.95
Volatility	18.40%	23.8%
Probability of completing a business combination	88.30%	90%
Term	5.42	5.17
Risk-free rate	0.42%	0.90%
Dividend yield	0.00%	0.00%

	At Issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.40	$9.95
Volatility	23.0%	18.4%
Probability of completing a Business Combination	88.3%	88.3%
Term	5.61	5.42
Risk-free rate	0.42%	0.42%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of the private placement Warrants, a Level 3 liability, measured on a recurring basis
The following table presents a summary of the changes in the fair value of the Private Warrants, a Level 3 liability, measured on a recurring basis.

Warrant liabilities at January 1, 2021	$123,070
Change in fair value of warrant liabilities	110,872

Warrant liabilities at March 31, 2021	$233,942
Change in fair value of warrant liabilities	(34,540)

Warrant liabilities at June 30, 2021	$199,402

Warrant liabilities at June 24, 2020 (inception)	$—
Issuance of private warrants	142,353
Change in fair value of warrant liabilities	(19,283)

Warrant liabilities at December 31, 2020	$123,070

Schedule of basic and diluted net income per common share
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share of redeemable and non-redeemable
common stock:

	For the Three Months		For the Six Months
	ended June 30, 2021		ended June 30, 2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(825,915)	$(217,556)	$(1,629,700)	$(429,282)
Denominator:
Basic and diluted weighted average shares outstanding	17,000,000	4,478,000	17,000,000	4,478,000

Basic and diluted net loss per share	$(0.05)	$(0.05)	$(0.10)	$(0.10)

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share of redeemable and non-redeemable
common stock:

	For the Period from June 24, 2020 (Inception) Through December 31, 2020
	Redeemable	Non-redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(66,969)	$(40,062)
Denominator:
Basic and diluted weighted average shares outstanding	6,711,864	4,015,186

Basic and diluted net loss per share	$ (0.01)	$ (0.01)